Expense Example, No Redemption - First Trust WCM Global Equity ETF - First Trust WCM Global Equity ETF	Apr. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271